American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2030 Portfolio
April 30, 2023

One Choice Blend+ 2030 Portfolio - Schedule of Investments
APRIL 30, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 37.1%
Avantis Core Fixed Income Fund G Class	848,982	7,250,308
Avantis Short-Term Fixed Income Fund G Class	42,568	398,858
High Income Fund G Class	194,839	1,615,214
Inflation-Adjusted Bond Fund G Class	101,924	1,111,986
Short Duration Inflation Protection Bond Fund G Class	80,693	829,521
		11,205,887
Domestic Equity Funds — 35.8%
American Century Low Volatility ETF	16,621	734,025
Avantis U.S. Equity Fund G Class	259,505	3,544,835
Avantis U.S. Small Cap Value Fund G Class	24,678	328,951
Focused Dynamic Growth Fund G Class(2)	8,940	376,363
Focused Large Cap Value Fund G Class	252,350	2,515,925
Growth Fund G Class	46,239	1,974,404
Heritage Fund G Class(2)	18,538	420,442
Mid Cap Value Fund G Class	38,306	600,640
Small Cap Growth Fund G Class	17,104	327,033
		10,822,618
International Equity Funds — 14.8%
Avantis Emerging Markets Equity Fund G Class	50,517	523,359
Avantis International Equity Fund G Class	135,698	1,511,676
Emerging Markets Fund G Class	10,486	105,179
Focused International Growth Fund G Class	49,776	829,770
Global Real Estate Fund G Class	37,309	434,649
International Small-Mid Cap Fund G Class	18,077	174,981
International Value Fund G Class	98,622	787,987
Non-U.S. Intrinsic Value Fund G Class	11,840	117,099
		4,484,700
International Fixed Income Funds — 12.3%
Emerging Markets Debt Fund G Class	81,432	719,857
Global Bond Fund G Class	344,484	2,990,123
		3,709,980
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $30,862,186)		30,223,185
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$30,223,185

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis Core Fixed Income Fund	$5,182	$3,376	$1,309	$1	$7,250	849	$(180)	$158
Avantis Short-Term Fixed Income Fund	250	198	50	1	399	43	(3)	4
High Income Fund	1,171	650	219	13	1,615	195	(35)	69
Inflation-Adjusted Bond Fund	760	519	112	(55)	1,112	102	(13)	43
Short Duration Inflation Protection Bond Fund	525	426	91	(30)	830	81	(4)	32
American Century Low Volatility ETF	578	198	70	28	734	17	(8)	7
Avantis U.S. Equity Fund	3,165	1,181	920	119	3,545	260	(97)	53
Avantis U.S. Small Cap Value Fund	302	118	71	(20)	329	25	(5)	22
Focused Dynamic Growth Fund(3)	2,130	563	2,549	232	376	9	(380)	—
Focused Large Cap Value Fund	2,161	824	536	67	2,516	252	(67)	153
Growth Fund	—	2,130	304	148	1,974	46	5	46
Heritage Fund(3)	407	120	141	34	420	19	(22)	—
Mid Cap Value Fund	528	177	92	(12)	601	38	(14)	42
Small Cap Growth Fund	294	80	67	20	327	17	(12)	2
Avantis Emerging Markets Equity Fund	272	298	58	11	523	51	(12)	17
Avantis International Equity Fund	1,328	404	400	180	1,512	136	(64)	32
Emerging Markets Fund	298	54	319	72	105	10	(81)	3
Focused International Growth Fund	739	250	267	108	830	50	(61)	10
Global Real Estate Fund	383	142	79	(11)	435	37	(24)	3
International Small-Mid Cap Fund	170	28	35	12	175	18	(10)	1
International Value Fund	—	758	26	56	788	99	1	23
Non-U.S. Intrinsic Value Fund	775	173	926	95	117	12	(54)	7
Emerging Markets Debt Fund	522	272	99	25	720	81	(17)	23
Global Bond Fund	2,090	1,452	459	(93)	2,990	344	(61)	137
	$24,030	$14,391	$9,199	$1,001	$30,223	2,791	$(1,218)	$887
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.